Retirement Plans Schedule Of Multiemployer Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Schedule Of Multiemployer Plans [Line Items]
Percentage of Employees Covered by Collective Bargaining Agreements	46.00%
Percentage of Employees Working Under Expired Collective Bargaining Agreement	17.00%
Percentage of Employees Covered By Collective Bargaining Agreements Expiring in One Year	30.00%
Multiemployer Plan, Withdrawal Obligation	$ 17.1		$ 3.9
Multiemployer and other plans	7.1		9.8		4.6
Multiemployer Plan, Accrual Related to a Partial Plan Withdrawal	13.2
Other Funds [Member]
Schedule Of Multiemployer Plans [Line Items]
Multiemployer and other plans	3.2		6.2		2.8
Pension Plan, Defined Benefit [Member] | Pace Industry Union Management Pension Fund [Member]
Schedule Of Multiemployer Plans [Line Items]
Entity Tax Identification Number	116166763
Multiemployer Plan Number	001
Multiemployer Plans, Certified Zone Status	Red		Red
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan	Implemented
Multiemployer and other plans	$ 3.9	[1]	$ 3.6	[1]	$ 1.8	[1]
Multiemployer Plans, Surcharge	Yes
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date, First	Sep. 30, 2011
Multiemployer Plans, Collective-Bargaining Arrangement, Expiration Date, Last	Aug. 02, 2017
Contributions Exceed 5% of Total Plan Contributions			Yes		Yes

[1]	Contributions represent the amounts contributed to the plan during the fiscal year. Our contributions for fiscal 2012 and 2011 exceeded 5% of total plan contributions. Although the plan data for fiscal 2013 is not yet available, we would expect to continue to exceed 5% of total plan contributions. Contributions for fiscal 2013 exclude $13.2 million accrued related to a partial plan withdrawal.